Merger	12 Months Ended
Dec. 31, 2024
Merger [Abstract]
Merger
3.	Merger

On November 13, 2024, Merger Sub, a wholly-owned subsidiary of ACAB, merged with Legacy Abpro, with Legacy Abpro surviving as a wholly-owned subsidiary of ACAB. At the effective time of the Merger:

●	each outstanding share of Legacy Abpro common stock was converted into approximately 2.045 shares of the Company’s common stock;

●	each outstanding share of preferred stock of Legacy Abpro was converted into the aggregate number of shares of New Abpro’s common stock that would be issued upon conversion of the shares of Legacy Abpro preferred stock based on the applicable conversion ratio immediately prior to the effective time, multiplied by approximately 2.045; and

●	each outstanding option or warrant to purchase Legacy Abpro common stock was converted into an option or warrant, as applicable, to purchase a number of shares of the Company’s common stock equal to the number of shares of Legacy Abpro common stock subject to such option or warrant multiplied by approximately 2.04489, at an exercise price per share equal to the current exercise price per share for such option or warrant divided by approximately 2.045; in each case, rounded down to the nearest whole share.

In addition, at the Closing Date, 6,744,550 shares of Series A common stock and 1 share of Series B common stock of ACAB automatically converted into shares of the Company’s common stock, on a one-for-one basis.

Former holders of the Legacy Abpro common stock and Legacy Abpro preferred stock are eligible to receive up to 14,500,000 additional shares of the Company’s common stock (“Contingent Earnout Shares”) if, within five calendar years after the closing of the Merger, the volume weighted average price of shares of the Company’s Common Stock on Nasdaq, or any other national securities exchange on which the shares of the Company’s Common Stock are then traded (“VWAP”) meets or exceeds three-tier target prices defined in the agreement, as follows:

a)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $13.00 over any 20 trading days within any consecutive 30 trading day period (the “First Share Target”)

b)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $15.00 over any 20 trading days within any consecutive 30 trading day period (the “Second Share Target”)

c)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $18.00 over any 20 trading days within any consecutive 30 trading day period (the “Third Share Target”).

If following the Closing, a Change of Control (as defined in the Merger Agreement) occurs on or before the five year anniversary of the Closing Date, then if (i) the per share value of the consideration to be received by stockholders in connection with the Change of Control exceeds $13.00 per share and the First Share Target has not been previously achieved, then the First Share Target will be deemed to have been achieved, (ii) the per share value of the consideration to be received by stockholders exceeds $15.00 per share and the Second Share Target has not been previously achieved, then the Second Share Target will be deemed to have been achieved, and (iii) the per share value of the consideration to be received by stockholders exceeds $18.00 per share and the Third Share Target has not been previously achieved, then the Third Share Target will be deemed to have been achieved. Any Contingency Consideration that is not deemed to be earned in connection with the Change of Control shall be forfeited by the stockholders for no consideration.

At the Closing Date, the Company issued an aggregate of 3,367,401 shares of the Company’s common stock (the “PIPE Shares”) in a private placement for the total consideration of $11,225 (the “PIPE Financing”). Out of the total PIPE Shares, 622,467 shares were issued to Abpro Bio International, Inc. (“ABI”), pursuant to the terms of a subscription agreement dated August 22, 2024 with ABI (the “Abpro Bio Subscription Agreement”) for an aggregate purchase price of $6,225, of which $4,225 was used to repay the balance due by Legacy Abpro to ABI under the promissory note agreement (see Note 8) and the remainder of $2,000 in cash. In addition, pursuant to the Abpro Bio Subscription Agreement, ABI received an aggregate of 1,244,934 shares of New Abpro common stock reserved for use in the PIPE Financing or to obtain capital for ACAB or the surviving company, as defined in the Merger Agreement (the “Incentive Shares”). The Company also issued 500,000 common stock shares of New Abpro to Celltrion, Inc., a company organized and existing under the laws of South Korea (“Celltrion”), pursuant to the terms of a subscription agreement dated August 22, 2024 with Celltrion (“Celltrion”) (the “Celltrion Subscription Agreement”, together with the “Abpro Bio Subscription Agreement”, collectively the “PIPE Subscription Agreements”) for an aggregate purchase price of $5,000. In addition, Celltrion received an aggregate of 1,000,000 Incentive Shares.

Pursuant to the terms of the Merger Agreement, at the Closing Date, ACAB’s sponsor, Atlantic Coastal Management II LLC (the “Sponsor”) received 600,601 shares of New Abpro common stock in lieu of repayment of $2,000 of Unpaid SPAC Expenses (as defined in the Merger Agreement) owed to the Sponsor as a result of advances made by the Sponsor to ACAB. This settlement was related to the ACAB liabilities incurred prior to the Merger and had no financial impact on the Company’s consolidated financial statements.

At the Closing, and in accordance with the Sponsor Letter Agreement entered into on December 11, 2023, as amended, the Sponsor transferred 983,333 common shares to Legacy Abpro and 983,333 shares to ABI, and 966,442 shares were forfeited. The shares transferred to Legacy Abpro were deemed to be repurchased by the post-merger Company for no consideration and included in treasury stock as of the Closing Date and December 31, 2024. The shares transferred to ABI for no consideration were accounted for as a recapitalization with no impact on the consolidated financial statements. The Sponsor also transferred 200,000 shares to one of ACAB’s financial advisors for the services provided prior to the Closing Date.

In addition, at the Closing, the Company issued 1,082,852 common stock shares to various service providers, of which 32,852 shares were issued to an investment advisor in the PIPE Financing and the remaining 1,050,000 common stock shares were issued in settlement of ACAB’s liabilities for the services provided by various legal and investment advisors prior to the Closing Date. The issuance of these shares, related to the services provided to ACAB prior to the Merger which were expensed on the books of ACAB, with no financial impact on the Company’s consolidated financial statements.

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

Shares
Common stock of ACAB, net of redemptions	210,993
ACAB Founder Shares, less of forfeitures and transfers	3,782,268
New Abpro shares issued to PIPE investors	3,367,401
New Abpro shares issued to service providers	1,282,852
New Abpro shares issued in Merger to Legacy Abpro stockholders	39,123,200
New Abpro shares transferred to investors	2,168,558
New Abpro shares issued to settle the promissory note with executive	600,000
Total shares of common stock outstanding immediately after Merger	50,535,272

The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, ACAB is treated as the acquired company for financial reporting purposes and Legacy Abpro is treated as the acquirer. This determination is primarily based on the fact that subsequent to the Merger, the Legacy Abpro stockholders hold a majority of the voting rights of the combined company, Legacy Abpro comprises all of the ongoing operations of the combined company, Legacy Abpro comprises a majority of the carryover governing body of the combined company, and Legacy Abpro’s senior management comprises all of the senior management of the combined company. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy Abpro issuing shares for the net assets of ACAB, accompanied by a recapitalization. The net assets of ACAB were stated at historical costs. No goodwill or other intangible assets were recorded. Operations prior to the Merger are those of Legacy Abpro.

The Company received $5.7 million in proceeds from the Merger and related PIPE Financing, net of ACAB transaction costs settled at the Closing. The Company incurred $2.1 million in transaction costs and $0.9 million in issuance costs related to the PIPE Financing, consisting of banking, legal, investment advisory and other professional fees, of which were recorded as a reduction of proceeds to additional paid-in capital. At the Closing Date, Legacy Abpro assumed $6.6 million of net liabilities, including tax liabilities and legal fees, of ACAB, of which $1.0 million was included in accrued expenses, $4.4 million in excise tax payable and $0.4 million in income tax payable as of December 31, 2024.